SELECTED STATEMENTS OF OPERATIONS DATA	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders Equity Note [Abstract]
Comprehensive Income (Loss) Note [Text Block]
NOTE 6:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	General and administrative:

	Three months ended March 31,		Period from August 11, 2011 (inception date) to March 31,
	2014	2013	2014
	Unaudited

Payroll, office and related	$297	$259	$3,007
Legal and professional fees	211	175	1,902
Stock-based compensation	346	1,078	3,125
Issuance of Common Stock and warrants to service provider	-	392	1,449

Total General and administrative	$854	$1,904	$9,483

b.	Financial expenses, net:

	Three months ended March 31,		Period from August 11, 2011 (inception date) to March 31,
	2014	2013	2014
	Unaudited

Bank charges	$5	$4	$28
Foreign currency adjustments losses	5	11	72
Issuance cost related to warrants to investors and service provider	448	-	706
Revaluation of warrants	(142)	2,136	1,742

Total Financial expenses, net	$316	$2,151	$2,548

NOTE 10:-	SELECTED STATEMENTS OF COMPREHENSIVE LOSS

General and administrative:

	Year ended December 31, 2013	Year ended December 31, 2012	Period from August 11, 2011 (inception date) to December 31, 2013

Payroll, office and related	$1,553,680	$1,038,998	$2,710,719
Legal and professional fees	1,342,073	310,256	1,691,106
Stock-based compensation	2,388,415	390,403	2,778,818
Issuance of Common Stock and warrants to service provider	1,011,370	437,499	1,448,869

Total General and administrative	$6,295,538	$2,177,156	$8,629,512